INVESTMENT IN AFFILIATE (Narrative) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares	Feb. 24, 2022 CAD ($)	Feb. 24, 2022 USD ($)	Dec. 26, 2019 CAD ($) shares	Dec. 26, 2019 USD ($) shares
Disclosure of transactions between related parties [line items]
Number of preferred shares issued | shares	3,085,452	2,232,359
Investment in affiliate	$ 1,631	$ 2,285
Change of fair value in investment in affiliate	837
Foreign currency translation	$ 183
Xinteza Api Ltd [Member]
Disclosure of transactions between related parties [line items]
Percentage of voting rights hold	25.32%
Xinteza Api Ltd [Member] | Share Purchase Agreement [Member]
Disclosure of transactions between related parties [line items]
Aggregate invested amount					$ 2,468	$ 1,700
Number of preferred shares issued | shares					38,082	38,082
Xinteza Api Ltd [Member] | Simple Agreement [Member]
Disclosure of transactions between related parties [line items]
Aggregate invested amount			$ 125	$ 100